Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 57,331	$ 27,317
Amounts receivable	4,802	3,350
Amounts due from related parties	210	18
Taxes recoverable	1,136	195
Derivative asset	1,525	0
Prepaid expenses and other assets	2,745	2,278
Inventory	12,000	7,611
Total current assets	79,749	40,769
Exploration and evaluation assets	16,242	52,890
Plant, equipment and mining properties	120,022	53,801
Long-term investments	3,579	1,247
Other assets	2,266	4
Total assets	221,858	148,711
Current liabilities
Accounts payable and accrued liabilities	12,768	10,292
Taxes payable	5,478	3,125
Deferred consideration payable	8,161	0
Derivative liability	0	475
Current portion of finance lease obligations	2,305	1,476
Current portion of equipment loans	242	166
Total current liabilities	28,954	15,534
Finance lease obligations	1,890	960
Equipment loans	231	27
Reclamation provision	2,468	2,062
Deferred income tax liabilities	6,193	4,729
Total liabilities	39,736	23,312
EQUITY
Share capital	203,434	163,325
Equity reserves	11,456	11,529
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,596)	(6,035)
Accumulated deficit	(27,075)	(43,323)
Total equity	182,122	125,399
Total liabilities and equity	$ 221,858	$ 148,711